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Parvin Hedged Equity Solari World Fund
INVESTMENT OBJECTIVE:

The Parvin Hedged Equity Solari World Fund (the “Fund”) seeks capital preservation, current income, and growth.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Parvin Hedged Equity Solari World Fund Parvin Hedged Equity Solari World Fund
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Parvin Hedged Equity Solari World Fund Parvin Hedged Equity Solari World Fund
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	1.00%
Total Annual Fund Operating Expenses	2.50%
Fee Waiver and/or Expense Reimbursement (3)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.25%

(1) Estimated for the initial fiscal period.

(2) Parvin Fund Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Parvin Hedged Equity Solari World Fund | Parvin Hedged Equity Solari World Fund | USD ($)	228	755

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY:

Parvin Asset Management, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by investing pursuant to a strategy designed for more risk-averse investors to realize the growth and income potential of stocks but guard against the full impact of market losses. The Sub-Adviser utilizes a global universe of stocks for this strategy. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund’s investment in equity securities may be of any market capitalization. In addition, under normal market conditions, the Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. Of investments held in the Fund, approximately 40%-60% are expected to be U.S. domestic companies, approximately 30%-50% companies located in international developed markets, and approximately 10%-30% companies domiciled in emerging markets. The Sub-Adviser expects international equity investments to include American Depositary Receipts (“ADR’s”) that trade in U.S. markets. The Fund considers emerging market issuers to be those countries represented in the MSCI Emerging Markets Index. The Fund is a diversified investment company.

Potential investments for the Fund’s portfolio are first screened by Solari Investment Advisory Services, LLC (the “Screen Manager” or “Solari”), for environmental, social and governance (“ESG”) concerns. The Screen Manager considers corporate governance as the primary concern because Solari believes that moral, ethical and legally managed enterprises should find that environmental and social complaints are limited because management is naturally led toward appropriate decision-making.

Following the ESG screen, the Sub-Adviser selects stocks of profitable, attractively valued companies that are expected to generate a positive total economic return to both shareholders and society at large. The Sub-Adviser’s selection process targets seasoned, well-capitalized businesses generating cash from profitable operations in markets around the world. If profitability is expected to become permanently impaired because of diminishing growth prospects or higher capital requirements, a position may be sold. The Sub-Adviser will hedge the Fund’s equity exposure by using put options on equity indexes and exchange traded funds (“ETFs”) that invest in stocks held by equity indexes. The Sub-Adviser seeks to provide returns that reflect a combination of the lower volatility of bonds and the higher appreciation of stocks.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

ADR Risk: In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Hedging Risk: Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective potentially resulting in losses for the Fund.

Options Risks: The Fund may lose money using options, regardless of the purpose for using such instruments. Using options may increase the volatility of the Fund’s net asset value and may involve a small investment relative to the risk assumed. The Sub-Adviser’s option strategy may not perform as expected, resulting in potential losses for the Fund.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk: The Fund is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Sub-Adviser may select investments that do not perform as anticipated by the Sub-Adviser. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

New Adviser Risk: Given that the Adviser and Sub-Adviser are both new entities, neither has previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser's and Sub-Adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the newly formed Adviser and Sub-Adviser and the Adviser and Sub-Adviser may not achieve the intended result in managing the Fund.

Sector Risk: The Fund may focus its investments in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-458-4744 and may also be available at www.parvinfunds.com.

Parvin Select Equity Solari World Fund
INVESTMENT OBJECTIVE:

The Parvin Select Equity Solari World Fund (the “Fund”) seeks growth and income.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Parvin Select Equity Solari World Fund Parvin Select Equity Solari World Fund
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Parvin Select Equity Solari World Fund Parvin Select Equity Solari World Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	1.00%
Total Annual Fund Operating Expenses	2.25%
Fee Waiver and/or Expense Reimbursement (3)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%

(1) Estimated for the initial fiscal period.

(2) Parvin Fund Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 2.00% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Parvin Select Equity Solari World Fund | Parvin Select Equity Solari World Fund | USD ($)	203	679

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGY:

Parvin Asset Management, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by investing, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in equity securities. The Fund’s investment in equity securities may be of any market capitalization. In addition, under normal market conditions, the Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. The Sub-Adviser utilizes a global universe of stocks for this strategy. Of investments held in the Fund, approximately 40-60% are expected to be U.S. domestic companies, approximately 30%-50% companies located in international developed markets, and approximately 10%-30% companies domiciled in emerging markets. The Sub-Adviser expects international equity investments to include American Depositary Receipts (“ADR’s”) that trade in U.S. markets. The Fund considers emerging market issuers to be those countries represented in the MSCI Emerging Markets Index. The Fund is a diversified investment company.

Potential investments for the Fund’s portfolio are first screened by Solari Investment Advisory Services, LLC (the “Screen Manager” or “Solari”), for environmental, social and governance (“ESG”) concerns. The Screen Manager considers corporate governance as the primary concern because Solari believes that moral, ethical and legally managed enterprises should find that environmental and social complaints are limited because management is naturally led toward appropriate decision-making.

Following the ESG screen, the Sub-Adviser selects stocks of profitable, attractively valued companies that are expected to generate a positive total economic return to both shareholders and society at large. The Sub-Adviser’s selection process targets seasoned, well-capitalized businesses generating cash from profitable operations in markets around the world. If profitability is expected to become permanently impaired because of diminishing growth prospects or higher capital requirements, a position may be sold.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

ADR Risk: In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk: The Fund is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Sub-Adviser may select investments that do not perform as anticipated by the Sub-Adviser. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

New Adviser Risk: Given that the Adviser and Sub-Adviser are both new entities, neither has previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser's and Sub-Adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the newly formed Adviser and Sub-Adviser and the Adviser and Sub-Adviser may not achieve the intended result in managing the Fund.

Sector Risk: The Fund may focus its investments in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-866-458-4744 and may also be available at www.parvinfunds.com.